Stock Options - Schedule of Stock Options Activity (Details)	9 Months Ended
Oct. 31, 2016 $ / shares shares
Incentive Stock Options [Member]
Number of options, Outstanding | shares	85,421,374
Number of options, Granted | shares	12,081,326
Number of options, Cancelled | shares	(110,250)
Number of Options, Expired | shares
Number of options, Exercised | shares
Number of options, Outstanding | shares	97,392,450
Number of options, Exercisable | shares	97,392,450
Weighted average exercise price, Outstanding | $ / shares	$ 0.042
Weighted average exercise price, Granted | $ / shares	0.007
Weighted average exercise price, Cancelled | $ / shares	2.872
Weighted average exercise price, Expired | $ / shares
Weighted average exercise price, Exercised | $ / shares
Weighted average exercise price, Outstanding | $ / shares	0.034
Weighted average exercise price, Exercisable | $ / shares	$ 0.034
Non Qualified Stock Options [Member]
Number of options, Outstanding | shares	863,500
Number of options, Granted | shares	1,421,300
Number of options, Cancelled | shares
Number of Options, Expired | shares	(201,000)
Number of options, Exercised | shares
Number of options, Outstanding | shares	2,083,800
Number of options, Exercisable | shares	2,083,800
Weighted average exercise price, Outstanding | $ / shares	$ 0.316
Weighted average exercise price, Granted | $ / shares	0.003
Weighted average exercise price, Cancelled | $ / shares
Weighted average exercise price, Expired | $ / shares	1.110
Weighted average exercise price, Exercised | $ / shares
Weighted average exercise price, Outstanding | $ / shares	0.026
Weighted average exercise price, Exercisable | $ / shares	$ 0.026